Stock-based Compensation (Employee Share Investment Plan) (Details) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) participant $ / shares shares	Dec. 31, 2019 CAD ($) participant $ / shares shares	Dec. 31, 2018 participant shares
Employee Share Investment Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of gross salary eligible employees can subscribe to purchase shares of Company's common stock on the open market	10.00%
Maximum percentage of additional contribution made by the Company of amount invested by employee	35.00%
Maximum percentage of gross salary employer can contribute toward purchase of Company's common stock	6.00%
Vesting period	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units nonvested at beginning of period (in shares)	0.3
Company contributions (in shares)	0.2
Vested (in shares)	(0.2)
Forfeited (in shares)	(0.1)
Units nonvested at end of period (in shares)	0.2	0.3
Weighted-average grant date fair value
Weighted-average grant date fair value at beginning of period (in dollars per share) | $ / shares	$ 118.83
Company contributions (in dollars per share) | $ / shares	121.12
Vested (in dollars per share) | $ / shares	118.71
Forfeited (in dollars per share) | $ / shares	118.53
Weighted-average grant date fair value at end of period (in dollars per share) | $ / shares	$ 122.07	$ 118.83
Fair value of units vested | $	$ 27,000,000	$ 0
Unrecognized compensation costs, awards other than options | $	$ 8,000,000
Employee Share Investment Plan, Participants [Member]
Weighted-average grant date fair value
Number of participants holding shares | participant	20,270	21,674	22,185
Number of shares purchased on behalf of employees (in shares)	1.1	1.5	1.8